Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful life of the asset	12 Months Ended
Dec. 31, 2022
Machinery and equipment [Member]
Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful life of the asset [Line Items]
Machinery and equipment	6 – 10 years (primarily 10)
Computers and programs [Member]
Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful life of the asset [Line Items]
Estimated useful life	3 years
Bottom of Range [Member] | Leasehold improvements and furniture [Member]
Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful life of the asset [Line Items]
Estimated useful life	7 years
Top of Range [Member] | Leasehold improvements and furniture [Member]
Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful life of the asset [Line Items]
Estimated useful life	14 years